Derivative and Hedging Activities - Oil, Natural Gas and NGL Revenues (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Gains on undesignated oil, natural gas and NGL derivatives									$ 5	$ (34)
Total oil, natural gas and NGL revenues	$ 1,926	$ 2,087	$ 2,386	$ 2,196	$ 2,793	$ 2,424	$ 2,289	$ 2,524	8,595	10,030	$ 10,039
Oil, natural gas and NGL sales
Derivative [Line Items]
Losses on terminated cash flow hedges									(35)	(34)	(34)
Oil, Natural Gas and NGL
Derivative [Line Items]
Oil, natural gas and NGL revenues									4,517	5,189	4,574
Total oil, natural gas and NGL revenues									4,522	5,155	4,985
Not designated as hedging instrument | Oil, natural gas and NGL sales | Commodity contracts
Derivative [Line Items]
Gains on undesignated oil, natural gas and NGL derivatives									$ 40	$ 0	$ 445